VANECK STEEL ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 11.0%
Rio Tinto PLC (ADR) 147,465 $ 9,734,165
Underline
Brazil : 17.4%
Cia Siderurgica Nacional SA
(ADR) † 2,593,844 3,890,766
Gerdau SA (ADR) 1,272,140 3,943,634
Vale SA (ADR) 701,924 7,622,895
15,457,295
Canada : 0.6%
Algoma Steel Group, Inc.
(USD) 158,682 564,114
Underline
Luxembourg : 5.4%
ArcelorMittal SA (USD) 131,880 4,767,462
Underline
Netherlands : 9.4%
Tenaris SA (ADR) 125,626 4,493,642
Ternium SA (ADR) † 112,261 3,898,825
8,392,467
South Korea : 4.8%
POSCO Holdings, Inc. (ADR) † 85,945 4,229,353
Underline
United States : 51.4%
ATI, Inc. * 50,925 4,142,240
Carpenter Technology Corp. 16,381 4,022,191
Cleveland-Cliffs, Inc. * † 352,496 4,300,451
Commercial Metals Co. 68,052 3,898,019
Number
of Shares Value
United States (continued)
Gibraltar Industries, Inc. * 67,715 $ 4,252,502
Metallus, Inc. * † 63,250 1,045,522
Nucor Corp. 35,496 4,807,223
Olympic Steel, Inc. 16,933 515,610
Reliance, Inc. 15,380 4,319,165
Ryerson Holding Corp. † 48,691 1,113,076
Steel Dynamics, Inc. 32,432 4,521,994
SunCoke Energy, Inc. 128,032 1,044,741
Warrior Met Coal, Inc. † 62,940 4,005,502
Worthington Steel, Inc. 120,269 3,654,975
45,643,211
Total Common Stocks
(Cost: $98,510,461) 88,788,067
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.9%
Money Market Fund: 1.9%
(Cost: $1,719,489)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 1,719,489 1,719,489
Total Investments: 101.9%
(Cost: $100,229,950) 90,507,556
Liabilities in excess of other assets: (1.9)% (1,650,599)
NET ASSETS: 100.0% $ 88,856,957
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $9,248,329.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.